Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Revenues [Abstract]
Non-refundable entrance fees	$ 677,284	$ 669,528	$ 615,723
Contract with customer, liability	2,771	3,479	1,031
Deferred revenue	$ 680,055	$ 673,007	$ 616,754